Truth Social American Icons ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Animal Slaughtering and Processing - 0.7%
Hormel Foods Corp.	269	$ 6,677
Tyson Foods, Inc. - Class A	174	9,961
		16,638

Beverage Manufacturing - 7.9%
Constellation Brands, Inc. - Class A	86	11,962
Keurig Dr Pepper, Inc.	454	14,859
Monster Beverage Corp. (a)	360	34,603
PepsiCo, Inc.	867	117,392
		178,816

Building Material and Supplies Dealers - 12.2%
Home Depot, Inc.	531	187,273
Lowe's Cos., Inc.	400	88,196
		275,469

Business Support Services - 4.6%
Uber Technologies, Inc. (a)	1,431	103,261

Clothing and Clothing Accessories Retailers - 1.7%
Ross Stores, Inc.	185	39,377

Converted Paper Product Manufacturing - 1.5%
Kimberly-Clark Corp.	306	33,590

Dairy Product Manufacturing - 1.3%
Kraft Heinz Co.	1,237	29,218

Department Stores - 0.2%
Burlington Stores, Inc. (a)	11	3,485

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.5%
J M Smucker Co.	94	10,575

Grain and Oilseed Milling - 1.2%
Archer-Daniels-Midland Co.	353	26,969

Grocery and Convenience Retailers - 0.7%
Albertsons Cos., Inc. - Class A	244	3,301
Casey's General Stores, Inc.	12	9,538
Sprouts Farmers Market, Inc. (a)	29	2,453
		15,292

Grocery and Related Product Merchant Wholesalers - 1.8%
Domino's Pizza, Inc.	31	9,177
Performance Food Group Co. (a)	58	6,484
Sysco Corp.	242	20,226
US Foods Holding Corp. (a)	56	5,726
		41,613

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 7.0%
Netflix, Inc. (a)	1,943	138,730
Warner Bros Discovery, Inc. (a)	698	18,609
		157,339

Motor Vehicle Manufacturing - 4.0%
Ford Motor Co.	5,355	74,435
General Motors Co.	212	16,341
		90,776

Other Food Manufacturing - 7.6%
Coca-Cola Co.	1,770	143,848
General Mills, Inc.	610	21,228
McCormick & Co., Inc.	140	7,059
		172,135

Other Leather and Allied Product Manufacturing - 1.2%
Tapestry, Inc.	189	27,666

Other Miscellaneous Retailers - 1.1%
DoorDash, Inc. - Class A (a)	130	23,989

Restaurants and Other Eating Places - 6.6%
Chipotle Mexican Grill, Inc. (a)	511	17,374
Darden Restaurants, Inc.	44	9,064
McDonald's Corp.	343	92,716
Yum! Brands, Inc.	188	30,054
		149,208

Scheduled Air Transportation - 2.5%
Delta Air Lines, Inc.	351	32,875
United Airlines Holdings, Inc. (a)	173	23,526
		56,401

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 9.7%
Church & Dwight Co., Inc.	104	10,075
Clorox Co.	86	8,208
Colgate-Palmolive Co.	820	75,178
Kenvue, Inc.	1,331	25,435
Procter & Gamble Co.	687	100,742
		219,638

Sugar and Confectionery Product Manufacturing - 0.8%
Hershey Co.	101	17,720

Tobacco Manufacturing - 4.5%
Altria Group, Inc.	1,400	100,730

Traveler Accommodation - 4.2%
Hilton Worldwide Holdings, Inc.	146	48,247
Marriott International, Inc. - Class A	127	47,065
		95,312

Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 16.0%
Costco Wholesale Corp.	185	173,062

Dollar General Corp.	149		17,152
Dollar Tree, Inc. (a)	76		9,192
Target Corp.	254		33,175
Walmart, Inc.	1,132		128,210
			360,791

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
CoStar Group, Inc. (a)	119		3,370

TOTAL COMMON STOCKS (Cost $2,313,174)			2,249,378

TOTAL INVESTMENTS - 99.6% (Cost $2,313,174)			2,249,378
Money Market Deposit Account - 0.3% (b)			7,483
Other Assets in Excess of Liabilities - 0.1%		0.00051	1,151
TOTAL NET ASSETS - 100.0%			$ 2,258,012

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Truth Social American Icons ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,249,378	$ –	$ –	$ 2,249,378
Total Investments	$ 2,249,378	$ –	$ –	$ 2,249,378